Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of reportable segments									3
Revenues:
Total Revenues	$ 703,006,000	$ 688,747,000	$ 770,871,000	$ 408,734,000	$ 400,797,000	$ 464,262,000	$ 410,622,000	$ 312,049,000	$ 2,571,358,000	$ 1,587,730,000	$ 966,827,000
Segment operating income (loss):
Operating income	131,174,000	158,027,000	164,463,000	119,767,000	144,735,000	207,787,000	170,223,000	71,307,000	573,431,000	594,062,000	202,170,000
Less interest expense, net									(96,214,000)	(16,466,000)	(18,176,000)
Other income, net									17,606,000
Income from continuing operations before income tax expense									494,823,000	577,596,000	183,994,000
Income tax expense									(131,225,000)	(188,171,000)	(42,144,000)
Income from continuing operations					93,648,000	136,972,000	116,110,000	42,695,000	363,598,000	389,425,000	141,850,000
Depreciation and depletion:
Total depreciation and depletion									230,681,000	98,702,000	72,939,000
Capital Expenditures:
Total capital expenditures									414,566,000	157,476,000	96,298,000
Identifiable assets by segment:
Total identifiable assets	6,856,508,000				1,657,765,000				6,856,508,000	1,657,765,000	1,259,356,000
Long-lived assets by country:
Total long-lived assets	4,687,591,000				790,001,000				4,687,591,000	790,001,000	522,931,000
Export sales
Export sales									2,000,000,000	1,200,000,000	728,400,000
Postretirement benefits (income) expense									40,385,000	41,478,000	30,833,000
U.S.
Long-lived assets by country:
Total long-lived assets	1,096,763,000				790,001,000				1,096,763,000	790,001,000	522,931,000
Canada
Long-lived assets by country:
Total long-lived assets	3,195,377,000								3,195,377,000
U.K.
Long-lived assets by country:
Total long-lived assets	395,451,000								395,451,000
Sales | Foreign countries | Greater than
Export sales
Threshold for sales to customers in foreign countries as a percentage of consolidated revenues									10.00%	10.00%	10.00%
Sales | Foreign countries | U.K.
Export sales
Revenues from external customers as a percentage of consolidated revenues	6.20%				10.30%				6.20%	10.30%	12.60%
Sales | Foreign countries | Brazil
Export sales
Revenues from external customers as a percentage of consolidated revenues	10.50%				24.90%				10.50%	24.90%	20.20%
Sales | Foreign countries | Germany
Export sales
Revenues from external customers as a percentage of consolidated revenues	9.80%				13.70%				9.80%	13.70%	14.00%
U.S. Operations
Revenues:
Total Revenues									1,871,182,000	1,584,734,000	964,358,000
Segment operating income (loss):
Operating income									561,370,000	634,442,000	231,256,000
Depreciation and depletion:
Total depreciation and depletion									155,702,000	98,170,000	72,533,000
Capital Expenditures:
Total capital expenditures									149,996,000	152,299,000	95,672,000
Identifiable assets by segment:
Total identifiable assets	1,118,451,000				1,021,534,000				1,118,451,000	1,021,534,000	800,238,000
Export sales
Postretirement benefits (income) expense									41,745,000	43,228,000	31,902,000
Canadian and U.K. operations
Revenues:
Total Revenues									698,054,000
Segment operating income (loss):
Operating income									86,538,000
Depreciation and depletion:
Total depreciation and depletion									74,203,000
Capital Expenditures:
Total capital expenditures									264,476,000
Identifiable assets by segment:
Total identifiable assets	5,021,521,000								5,021,521,000
Other
Revenues:
Total Revenues									2,122,000	2,996,000	2,469,000
Segment operating income (loss):
Operating income									(74,477,000)	(40,380,000)	(29,086,000)
Depreciation and depletion:
Total depreciation and depletion									776,000	532,000	406,000
Capital Expenditures:
Total capital expenditures									94,000	5,177,000	626,000
Identifiable assets by segment:
Total identifiable assets	716,536,000				630,319,000				716,536,000	630,319,000	443,920,000
Export sales
Postretirement benefits (income) expense									(1,360,000)	(1,750,000)	(1,069,000)
Discontinued operations
Identifiable assets by segment:
Total identifiable assets					$ 5,912,000					$ 5,912,000	$ 15,198,000